Unearned Commissions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Unearned Commissions [Abstract]
As at 1 January	$ 8,010,384	$ 10,354,019	$ 8,292,099
Commissions received	14,829,744	14,473,519	18,771,267
Commissions earned	(13,930,139)	(16,817,154)	(16,709,347)
As at 31 December	$ 8,909,989	$ 8,010,384	$ 10,354,019